RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF EXPENSES WITH RELATED PARTIES

	Expense type	Three months ended March 31, 2025	Three months ended March 31, 2024

Expenses under contract due to:
DRE Chicago LLC	Interest	7,187
Endurance Antarctica Partners II, LLC	Interest	51,042	-
Total expenses		$58,229	$0

	Expense type	Year Ended December 31,2024	Period from March 16, 2023 (inception) through December 31, 2023

Expenses under contract due to:
DRE Chicago LLC	Consulting expense	$143,057	$-
DRE Chicago LLC	Interest	1,979	-
DRE Chicago LLC	Finance charges	375,000	-
Endurance Antarctica Partners II, LLC	Interest	18,958	-
Endurance Antarctica Partners II, LLC	Finance charges	3,500,000	-
VIKASA Capital Partners LLC	Consulting expense	-	980,000
7636 Holdings LLC	Consulting expense	-	180,806
VIKASA Capital LLC	Consulting expense	-	171,213
Energy Transition Investors LLC*	Interest		5,333
VIKASA Clean Energy I LP*	Interest		1,138
Roshan Pujari*	Interest		640
Total expenses		$4,038,994	$1,339,130

Other expenses paid on the Company’s behalf due to:
DRE Chicago LLC		$6,679	$-
VIKASA Capital LLC		-	34,318
VIKASA Capital Partners LLC		-	9,868
Total other expenses paid on the Company’s behalf		6,679	44,186
Total		$4,045,673	$1,383,316

SCHEDULE OF RELATED PARTIES

		As of March 31, 2025	As of December 31, 2024

DRE Chicago LLC	Interest Accrued	-	1,979
Endurance Antarctica Partners II, LLC	Interest Accrued	-	18,958
DRE Chicago LLC	Short-term loan*	375,000	625,000
Endurance Antarctica Partners II, LLC	Short-term loan*	3,500,000	5,250,000
Notes obtained from related parties		$3,875,000	$5,895,937

*	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.

		Year Ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Energy Transition Investors LLC*	Notes payable	$-	$750,000
VIKASA Clean Energy I LP*	Notes payable	-	160,000
Roshan Pujari*	Notes payable	-	90,000
DRE Chicago LLC	Interest Accrued	1,979	-
Endurance Antarctica Partners II, LLC	Interest Accrued	18,958	-
DRE Chicago LLC	Short-term loan**	625,000	-
Endurance Antarctica Partners II, LLC	Short-term loan**	5,250,000	-
Notes obtained from related parties		$5,895,937	$1,000,000

*	VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties.
**	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.